CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of cash flows [abstract]
Operating profit/(loss)		$ 1,053,806	$ (21,654)	[1]	$ (425,049)	[1]
Adjustments for non-cash items
Amortization of intangible assets		14,858	10,282	[1]	105,674	[1]
Depreciation of property, plant and equipment		13,244	7,245	[1]	5,633	[1]
Provisions for employee benefits		1,151	432	[1]	573	[1]
Expense recognized in respect of share-based payments		248,079	235,179	[1]	232,974	[1]
Fair value gains on financial assets at fair value through profit or loss		(11,581)	(3,834)	[1]	0	[1]
Loss from investment in a joint venture		12,390	7,644	[1]	4,411	[1]
Other non-cash expenses/(benefit)		31,628	(277)	[1]	2,074	[1]
Adjustments for non-cash items		1,363,575	235,017	[1]	(73,710)	[1]
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables		(802,327)	(423,112)	[1]	(185,694)	[1]
(Increase)/decrease in inventories		(98,952)	(95,996)	[1]	(83,030)	[1]
(Increase)/decrease in current prepaid expenses		(139,992)	(54,113)	[1]	(58,081)	[1]
(Increase)/decrease in other current assets		(5,742)	(2,041)	[1]	(943)	[1]
Increase/(decrease) in trade and other payables		612,328	246,336	[1]	95,600	[1]
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets		14,224	(19,930)	[1]	(29,416)	[1]
(Increase)/decrease in non-current prepaid expense		(2,167)	23,683	[1]	(47,327)	[1]
Net cash flows from/(used) in operating activities, before interest and taxes		940,947	(90,156)	[1]	(382,601)	[1]
Interest paid		(900)	(392)	[1]	(211)	[1]
Income taxes (paid)/received		(254,855)	7,801	[1]	(37,515)	[1]
Net cash flows from/(used) in operating activities		685,192	(82,747)	[1]	(420,327)	[1]
Purchase of intangible assets		(105,515)	(66,500)	[1]	(43,000)	[1]
Purchase of property, plant and equipment		(6,165)	(1,801)	[1]	(812)	[1]
Purchase of current financial assets		(1,448,930)	(2,183,542)	[1]	(1,271,730)	[1]
Sale of current financial assets		2,388,445	1,429,600	[1]	1,543,999	[1]
Interest received		162,670	111,649	[1]	92,753	[1]
Investment in a joint venture		(6,500)	(7,000)	[1]	(13,000)	[1]
Net cash flows from/(used in) investing activities		984,005	(717,594)	[1]	308,210	[1]
Principal elements of lease payments		(4,107)	(7,638)	[1]	(3,801)	[1]
Proceeds from issue of new shares, gross amount		0	0	[1]	1,196,731	[1]
Issue costs paid		0	0	[1]	(821)	[1]
Exchange (losses)/gains from currency conversion on proceeds from issue of new shares		0	0	[1]	(1,507)	[1]
Payment of employee withholding taxes relating to restricted stock unit awards		(41,258)	(21,868)	[1]	(12,138)	[1]
Proceeds from exercise of stock options		278,375	309,265	[1]	158,263	[1]
Net cash flows from financing activities		233,010	279,759	[1]	1,336,727	[1]
Increase/(decrease) in cash and cash equivalents		1,902,207	(520,582)	[1]	1,224,610	[1]
Cash and cash equivalents at the beginning of the year	[1]	1,499,936	2,048,844		800,740
Exchange gains/(losses) on cash and cash equivalents		89,146	(28,326)	[1]	23,494	[1]
Cash and cash equivalents at the end of the year		$ 3,491,289	$ 1,499,936	[1]	$ 2,048,844	[1]

[1]	1)Comparative figures have been aligned to the presentation adopted in the current year.